Employee benefits - Staff Severance Indemnities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee benefits [Line Items]
Current cost of Service	$ 0	$ 0	$ 0
Interest cost	255	240	280
Actuarial gain loss	(1,357)	(135)	506
Benefits paid during the year	7,739
Staff severance indemnities
Employee benefits [Line Items]
Opening balance	(27,099)	(32,199)	(27,814)
Current cost of Service	(4,204)	(4,978)	(3,804)
Interest cost	(1,928)	(1,303)	(1,486)
Actuarial gain loss	(5,305)	3,999	(2,826)
Exchange rate difference	551	4,971	(1,513)
Benefits paid during the year	3,086	2,411	5,244
Balance	$ (34,899)	$ (27,099)	$ (32,199)